Portfolio of investments—June 30, 2024 (unaudited)
Portfolio of investments

	Interest rate	Maturity date	Principal	Value
Agency securities: 0.00%
FNMA Series 2002-T1 Class A4	9.50%	11-25-2031	$12,430	$13,333
Total agency securities (Cost $12,430)				13,333

	Shares
Common stocks: 59.63%
Communication services: 5.57%
Diversified telecommunication services: 0.40%
AT&T, Inc.	123,321	2,356,664
Verizon Communications, Inc.	72,396	2,985,611
		5,342,275
Entertainment: 0.73%
Electronic Arts, Inc.	4,184	582,957
Live Nation Entertainment, Inc.†	2,450	229,663
Netflix, Inc.†	7,411	5,001,536
Take-Two Interactive Software, Inc.†	2,731	424,643
Walt Disney Co.	31,355	3,113,238
Warner Bros Discovery, Inc.†	38,350	285,324
		9,637,361
Interactive media & services: 4.01%
Alphabet, Inc. Class A	101,028	18,402,250
Alphabet, Inc. Class C	84,049	15,416,268
Match Group, Inc.†	4,569	138,806
Meta Platforms, Inc. Class A	37,691	19,004,556
		52,961,880
Media: 0.31%
Charter Communications, Inc. Class A†	1,684	503,449
Comcast Corp. Class A	67,321	2,636,290
Fox Corp. Class A	3,976	136,655
Fox Corp. Class B	2,269	72,653
Interpublic Group of Cos., Inc.	6,491	188,823
News Corp. Class A	6,522	179,812
News Corp. Class B	1,968	55,872
Omnicom Group, Inc.	3,368	302,110
Paramount Global Class B	8,503	88,346
		4,164,010
Wireless telecommunication services: 0.12%
T-Mobile U.S., Inc.	8,868	1,562,364
Consumer discretionary: 5.94%
Automobile components: 0.03%
Aptiv PLC†	4,679	329,495
BorgWarner, Inc.	3,919	126,349
		455,844
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 1

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Automobiles: 0.85%
Ford Motor Co.	67,446	$845,773
General Motors Co.	19,624	911,731
Tesla, Inc.†	47,721	9,443,031
		11,200,535
Broadline retail: 2.35%
Amazon.com, Inc.†	157,507	30,438,228
eBay, Inc.	8,703	467,525
Etsy, Inc.†	2,011	118,609
		31,024,362
Distributors: 0.06%
Genuine Parts Co.	2,396	331,415
LKQ Corp.	4,588	190,815
Pool Corp.	659	202,530
		724,760
Hotels, restaurants & leisure: 1.13%
Airbnb, Inc. Class A†	7,593	1,151,327
Booking Holdings, Inc.	584	2,313,516
Caesars Entertainment, Inc.†	3,722	147,912
Carnival Corp.†	17,373	325,223
Chipotle Mexican Grill, Inc.†	23,620	1,479,793
Darden Restaurants, Inc.	2,053	310,660
Domino’s Pizza, Inc.	600	309,798
Expedia Group, Inc.†	2,183	275,036
Hilton Worldwide Holdings, Inc.	4,301	938,478
Las Vegas Sands Corp.	6,279	277,846
Marriott International, Inc. Class A	4,126	997,543
McDonald’s Corp.	12,395	3,158,742
MGM Resorts International†	4,316	191,803
Norwegian Cruise Line Holdings Ltd.†	7,379	138,651
Royal Caribbean Cruises Ltd.†	4,072	649,199
Starbucks Corp.	19,481	1,516,596
Wynn Resorts Ltd.	1,624	145,348
Yum! Brands, Inc.	4,844	641,636
		14,969,107
Household durables: 0.20%
D.R. Horton, Inc.	5,097	718,320
Garmin Ltd.	2,643	430,597
Lennar Corp. Class A	4,211	631,103
Mohawk Industries, Inc.†	912	103,594
NVR, Inc.†	54	409,782
PulteGroup, Inc.	3,618	398,342
		2,691,738
Leisure products: 0.01%
Hasbro, Inc.	2,251	131,684
See accompanying notes to portfolio of investments
2 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Specialty retail: 1.09%
AutoZone, Inc.†	298	$883,302
Bath & Body Works, Inc.	3,847	150,225
Best Buy Co., Inc.	3,312	279,169
CarMax, Inc.†	2,707	198,531
Home Depot, Inc.	17,045	5,867,571
Lowe’s Cos., Inc.	9,841	2,169,547
O’Reilly Automotive, Inc.†	1,013	1,069,789
Ross Stores, Inc.	5,767	838,060
TJX Cos., Inc.	19,478	2,144,528
Tractor Supply Co.	1,854	500,580
Ulta Beauty, Inc.†	824	317,957
		14,419,259
Textiles, apparel & luxury goods: 0.22%
Deckers Outdoor Corp.†	441	426,866
lululemon athletica, Inc.†	1,971	588,738
NIKE, Inc. Class B	20,836	1,570,409
Ralph Lauren Corp.	672	117,640
Tapestry, Inc.	3,952	169,106
		2,872,759
Consumer staples: 3.44%
Beverages: 0.78%
Brown-Forman Corp. Class B	3,079	132,982
Coca-Cola Co.	66,684	4,244,437
Constellation Brands, Inc. Class A	2,769	712,408
Keurig Dr Pepper, Inc.	17,952	599,597
Molson Coors Beverage Co. Class B	3,127	158,945
Monster Beverage Corp.†	12,199	609,340
PepsiCo, Inc.	23,645	3,899,770
		10,357,479
Consumer staples distribution & retail: 1.12%
Costco Wholesale Corp.	7,628	6,483,724
Dollar General Corp.	3,778	499,565
Dollar Tree, Inc.†	3,564	380,528
Kroger Co.	11,513	574,844
Sysco Corp.	8,565	611,456
Target Corp.	7,957	1,177,954
Walgreens Boots Alliance, Inc.	12,315	148,950
Walmart, Inc.	73,469	4,974,586
		14,851,607
Food products: 0.42%
Archer-Daniels-Midland Co.	8,504	514,067
Bunge Global SA	2,435	259,985
Campbell Soup Co.	3,384	152,923
Conagra Brands, Inc.	8,222	233,669
General Mills, Inc.	9,710	614,255
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 3

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Food products(continued)
Hershey Co.	2,539	$466,744
Hormel Foods Corp.	4,992	152,206
J M Smucker Co.	1,826	199,107
Kellanova	4,528	261,175
Kraft Heinz Co.	13,575	437,386
Lamb Weston Holdings, Inc.	2,483	208,771
McCormick & Co., Inc.	4,330	307,170
Mondelez International, Inc. Class A	23,070	1,509,701
Tyson Foods, Inc. Class A	4,919	281,072
		5,598,231
Household products: 0.73%
Church & Dwight Co., Inc.	4,206	436,078
Clorox Co.	2,136	291,500
Colgate-Palmolive Co.	14,111	1,369,331
Kimberly-Clark Corp.	5,791	800,316
Procter & Gamble Co.	40,592	6,694,433
		9,591,658
Personal care products: 0.08%
Estee Lauder Cos., Inc. Class A	4,008	426,451
Kenvue, Inc.	32,933	598,722
		1,025,173
Tobacco: 0.31%
Altria Group, Inc.	29,542	1,345,638
Philip Morris International, Inc.	26,737	2,709,260
		4,054,898
Energy: 2.18%
Energy equipment & services: 0.17%
Baker Hughes Co.	17,165	603,693
Halliburton Co.	15,226	514,334
Schlumberger NV	24,583	1,159,826
		2,277,853
Oil, gas & consumable fuels: 2.01%
APA Corp.	6,193	182,322
Chevron Corp.	29,479	4,611,105
ConocoPhillips	20,115	2,300,754
Coterra Energy, Inc.	12,800	341,376
Devon Energy Corp.	10,870	515,238
Diamondback Energy, Inc.	3,067	613,983
EOG Resources, Inc.	9,885	1,244,225
EQT Corp.	7,595	280,863
Exxon Mobil Corp.	77,154	8,881,968
Hess Corp.	4,754	701,310
Kinder Morgan, Inc.	33,209	659,863
Marathon Oil Corp.	9,701	278,128
See accompanying notes to portfolio of investments
4 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Oil, gas & consumable fuels(continued)
Marathon Petroleum Corp.	6,060	$1,051,289
Occidental Petroleum Corp.	11,437	720,874
ONEOK, Inc.	10,038	818,599
Phillips 66	7,292	1,029,412
Targa Resources Corp.	3,813	491,038
Valero Energy Corp.	5,624	881,618
Williams Cos., Inc.	20,962	890,885
		26,494,850
Financials: 7.40%
Banks: 1.92%
Bank of America Corp.	117,018	4,653,806
Citigroup, Inc.	32,806	2,081,869
Citizens Financial Group, Inc.	7,826	281,971
Fifth Third Bancorp	11,765	429,305
Huntington Bancshares, Inc.	24,926	328,525
JPMorgan Chase & Co.	49,390	9,989,621
KeyCorp	16,216	230,429
M&T Bank Corp.	2,870	434,403
PNC Financial Services Group, Inc.	6,844	1,064,105
Regions Financial Corp.	15,751	315,650
Truist Financial Corp.	23,014	894,094
U.S. Bancorp	26,839	1,065,508
Wells Fargo & Co.	59,962	3,561,143
		25,330,429
Capital markets: 1.68%
Ameriprise Financial, Inc.	1,708	729,640
Bank of New York Mellon Corp.	12,862	770,305
BlackRock, Inc.	2,402	1,891,143
Blackstone, Inc.	12,291	1,521,626
Cboe Global Markets, Inc.	1,809	307,639
Charles Schwab Corp.	25,677	1,892,138
CME Group, Inc.	6,193	1,217,544
FactSet Research Systems, Inc.	656	267,825
Franklin Resources, Inc.	5,158	115,281
Goldman Sachs Group, Inc.	5,546	2,508,567
Intercontinental Exchange, Inc.	9,865	1,350,420
Invesco Ltd.	7,737	115,745
KKR & Co., Inc.	11,447	1,204,682
MarketAxess Holdings, Inc.	652	130,746
Moody’s Corp.	2,701	1,136,932
Morgan Stanley	21,523	2,091,820
MSCI, Inc.	1,363	656,625
Nasdaq, Inc.	6,544	394,341
Northern Trust Corp.	3,519	295,526
Raymond James Financial, Inc.	3,208	396,541
S&P Global, Inc.	5,505	2,455,230
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 5

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Capital markets(continued)
State Street Corp.	5,181	$383,394
T Rowe Price Group, Inc.	3,841	442,906
		22,276,616
Consumer finance: 0.31%
American Express Co.	9,773	2,262,938
Capital One Financial Corp.	6,572	909,894
Discover Financial Services	4,310	563,791
Synchrony Financial	6,906	325,894
		4,062,517
Financial services: 2.28%
Berkshire Hathaway, Inc. Class B†	31,137	12,666,532
Corpay, Inc.†	1,209	322,090
Fidelity National Information Services, Inc.	9,567	720,969
Fiserv, Inc.†	10,063	1,499,789
Global Payments, Inc.	4,390	424,513
Jack Henry & Associates, Inc.	1,254	208,189
Mastercard, Inc. Class A	14,120	6,229,179
PayPal Holdings, Inc.†	17,991	1,044,018
Visa, Inc. Class A	27,074	7,106,113
		30,221,392
Insurance: 1.21%
Aflac, Inc.	8,893	794,234
Allstate Corp.	4,539	724,697
American International Group, Inc.	11,415	847,450
Aon PLC Class A	3,740	1,097,989
Arch Capital Group Ltd.†	6,432	648,924
Arthur J Gallagher & Co.	3,758	974,487
Assurant, Inc.	894	148,627
Brown & Brown, Inc.	4,072	364,078
Chubb Ltd.	6,984	1,781,479
Cincinnati Financial Corp.	2,693	318,043
Everest Group Ltd.	747	284,622
Globe Life, Inc.	1,444	118,812
Hartford Financial Services Group, Inc.	5,087	511,447
Loews Corp.	3,123	233,413
Marsh & McLennan Cos., Inc.	8,474	1,785,641
MetLife, Inc.	10,274	721,132
Principal Financial Group, Inc.	3,709	290,971
Progressive Corp.	10,074	2,092,471
Prudential Financial, Inc.	6,174	723,531
Travelers Cos., Inc.	3,938	800,753
W R Berkley Corp.	3,474	272,987
Willis Towers Watson PLC	1,758	460,842
		15,996,630
See accompanying notes to portfolio of investments
6 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care: 6.99%
Biotechnology: 1.13%
AbbVie, Inc.	30,371	$5,209,234
Amgen, Inc.	9,226	2,882,664
Biogen, Inc.†	2,504	580,477
Gilead Sciences, Inc.	21,428	1,470,175
Incyte Corp.†	2,734	165,735
Moderna, Inc.†	5,735	681,031
Regeneron Pharmaceuticals, Inc.†	1,824	1,917,079
Vertex Pharmaceuticals, Inc.†	4,438	2,080,180
		14,986,575
Health care equipment & supplies: 1.41%
Abbott Laboratories	29,920	3,108,987
Align Technology, Inc.†	1,204	290,682
Baxter International, Inc.	8,764	293,156
Becton Dickinson & Co.	4,971	1,161,772
Boston Scientific Corp.†	25,286	1,947,275
Cooper Cos., Inc.	3,418	298,391
DexCom, Inc.†	6,840	775,519
Edwards Lifesciences Corp.†	10,364	957,323
GE HealthCare Technologies, Inc.	7,301	568,894
Hologic, Inc.†	4,014	298,040
IDEXX Laboratories, Inc.†	1,420	691,824
Insulet Corp.†	1,205	243,169
Intuitive Surgical, Inc.†	6,101	2,714,030
Medtronic PLC	22,837	1,797,500
ResMed, Inc.	2,527	483,718
Solventum Corp.†	2,376	125,643
STERIS PLC	1,700	373,218
Stryker Corp.	5,831	1,983,998
Teleflex, Inc.	810	170,367
Zimmer Biomet Holdings, Inc.	3,538	383,979
		18,667,485
Health care providers & services: 1.46%
Cardinal Health, Inc.	4,189	411,863
Cencora, Inc.	2,847	641,429
Centene Corp.†	9,178	608,501
Cigna Group	4,886	1,615,165
CVS Health Corp.	21,591	1,275,165
DaVita, Inc.†	890	123,327
Elevance Health, Inc.	3,997	2,165,814
HCA Healthcare, Inc.	3,333	1,070,826
Henry Schein, Inc.†	2,202	141,148
Humana, Inc.	2,073	774,577
Labcorp Holdings, Inc.	1,450	295,090
McKesson Corp.	2,236	1,305,913
Molina Healthcare, Inc.†	1,008	299,678
Quest Diagnostics, Inc.	1,911	261,578
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 7

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Health care providers & services(continued)
UnitedHealth Group, Inc.	15,830	$8,061,586
Universal Health Services, Inc. Class B	1,026	189,738
		19,241,398
Life sciences tools & services: 0.73%
Agilent Technologies, Inc.	5,040	653,335
Bio-Rad Laboratories, Inc. Class A†	351	95,862
Bio-Techne Corp.	2,710	194,171
Charles River Laboratories International, Inc.†	886	183,030
Danaher Corp.	11,338	2,832,799
IQVIA Holdings, Inc.†	3,134	662,653
Mettler-Toledo International, Inc.†	367	512,916
Revvity, Inc.	2,122	222,513
Thermo Fisher Scientific, Inc.	6,565	3,630,445
Waters Corp.†	1,020	295,922
West Pharmaceutical Services, Inc.	1,253	412,726
		9,696,372
Pharmaceuticals: 2.26%
Bristol-Myers Squibb Co.	34,864	1,447,902
Catalent, Inc.†	3,113	175,044
Eli Lilly & Co.	13,731	12,431,773
Johnson & Johnson	41,393	6,050,001
Merck & Co., Inc.	43,562	5,392,975
Pfizer, Inc.	97,461	2,726,959
Viatris, Inc.	20,479	217,692
Zoetis, Inc.	7,848	1,360,529
		29,802,875
Industrials: 4.85%
Aerospace & defense: 1.08%
Axon Enterprise, Inc.†	1,220	358,973
Boeing Co.†	9,925	1,806,449
General Dynamics Corp.	3,910	1,134,447
General Electric Co.	18,826	2,992,769
Howmet Aerospace, Inc.	6,669	517,715
Huntington Ingalls Industries, Inc.	678	167,012
L3Harris Technologies, Inc.	3,262	732,580
Lockheed Martin Corp.	3,673	1,715,658
Northrop Grumman Corp.	2,393	1,043,228
RTX Corp.	22,866	2,295,518
Textron, Inc.	3,280	281,621
TransDigm Group, Inc.	962	1,229,061
		14,275,031
Air freight & logistics: 0.26%
CH Robinson Worldwide, Inc.	2,014	177,474
Expeditors International of Washington, Inc.	2,429	303,115
See accompanying notes to portfolio of investments
8 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Air freight & logistics(continued)
FedEx Corp.	3,894	$1,167,577
United Parcel Service, Inc. Class B	12,545	1,716,783
		3,364,949
Building products: 0.29%
A O Smith Corp.	2,077	169,857
Allegion PLC	1,504	177,698
Builders FirstSource, Inc.†	2,099	290,523
Carrier Global Corp.	14,412	909,109
Johnson Controls International PLC	11,587	770,188
Masco Corp.	3,788	252,546
Trane Technologies PLC	3,893	1,280,524
		3,850,445
Commercial services & supplies: 0.34%
Cintas Corp.	1,483	1,038,485
Copart, Inc.†	15,048	815,000
Republic Services, Inc.	3,521	684,271
Rollins, Inc.	4,830	235,656
Veralto Corp.	3,779	360,781
Waste Management, Inc.	6,277	1,339,135
		4,473,328
Construction & engineering: 0.05%
Quanta Services, Inc.	2,518	639,799
Electrical equipment: 0.43%
AMETEK, Inc.	3,981	663,673
Eaton Corp. PLC	6,876	2,155,970
Emerson Electric Co.	9,840	1,083,974
GE Vernova, Inc.†	4,714	808,498
Generac Holdings, Inc.†	1,043	137,905
Hubbell, Inc.	923	337,338
Rockwell Automation, Inc.	1,961	539,824
		5,727,182
Ground transportation: 0.58%
CSX Corp.	33,623	1,124,689
J.B. Hunt Transport Services, Inc.	1,402	224,320
Norfolk Southern Corp.	3,886	834,285
Old Dominion Freight Line, Inc.	3,064	541,102
Uber Technologies, Inc.†	35,938	2,611,974
Union Pacific Corp.	10,494	2,374,373
		7,710,743
Industrial conglomerates: 0.26%
3M Co.	9,517	972,542
Honeywell International, Inc.	11,200	2,391,648
		3,364,190
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 9

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Machinery: 0.96%
Caterpillar, Inc.	8,411	$2,801,704
Cummins, Inc.	2,352	651,339
Deere & Co.	4,452	1,663,401
Dover Corp.	2,364	426,584
Fortive Corp.	6,055	448,675
IDEX Corp.	1,302	261,962
Illinois Tool Works, Inc.	4,670	1,106,603
Ingersoll Rand, Inc.	6,939	630,339
Nordson Corp.	934	216,632
Otis Worldwide Corp.	6,954	669,392
PACCAR, Inc.	9,015	928,004
Parker-Hannifin Corp.	2,211	1,118,346
Pentair PLC	2,855	218,893
Snap-on, Inc.	907	237,081
Stanley Black & Decker, Inc.	2,647	211,469
Westinghouse Air Brake Technologies Corp.	3,034	479,524
Xylem, Inc.	4,170	565,577
		12,635,525
Passenger airlines: 0.09%
American Airlines Group, Inc.†	11,284	127,848
Delta Air Lines, Inc.	11,099	526,536
Southwest Airlines Co.	10,293	294,483
United Airlines Holdings, Inc.†	5,655	275,172
		1,224,039
Professional services: 0.36%
Automatic Data Processing, Inc.	7,039	1,680,139
Broadridge Financial Solutions, Inc.	2,033	400,501
Dayforce, Inc.†	2,716	134,714
Equifax, Inc.	2,126	515,470
Jacobs Solutions, Inc.	2,154	300,935
Leidos Holdings, Inc.	2,326	339,317
Paychex, Inc.	5,510	653,265
Paycom Software, Inc.	827	118,294
Verisk Analytics, Inc.	2,454	661,476
		4,804,111
Trading companies & distributors: 0.15%
Fastenal Co.	9,847	618,785
United Rentals, Inc.	1,145	740,506
WW Grainger, Inc.	752	678,485
		2,037,776
Information technology: 19.35%
Communications equipment: 0.48%
Arista Networks, Inc.†	4,366	1,530,196
Cisco Systems, Inc.	69,643	3,308,739
F5, Inc.†	1,008	173,608
See accompanying notes to portfolio of investments
10 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Communications equipment(continued)
Juniper Networks, Inc.	5,590	$203,811
Motorola Solutions, Inc.	2,869	1,107,577
		6,323,931
Electronic equipment, instruments & components: 0.36%
Amphenol Corp. Class A	20,660	1,391,864
CDW Corp.	2,312	517,518
Corning, Inc.	13,260	515,151
Jabil, Inc.	2,074	225,630
Keysight Technologies, Inc.†	3,002	410,524
TE Connectivity Ltd.	5,267	792,315
Teledyne Technologies, Inc.†	816	316,592
Trimble, Inc.†	4,200	234,864
Zebra Technologies Corp. Class A†	884	273,094
		4,677,552
IT services: 0.62%
Accenture PLC Class A	10,814	3,281,076
Akamai Technologies, Inc.†	2,620	236,009
Cognizant Technology Solutions Corp. Class A	8,551	581,468
EPAM Systems, Inc.†	997	187,546
Gartner, Inc.†	1,335	599,495
GoDaddy, Inc. Class A†	2,424	338,657
International Business Machines Corp.	15,799	2,732,437
VeriSign, Inc.†	1,490	264,922
		8,221,610
Semiconductors & semiconductor equipment: 7.17%
Advanced Micro Devices, Inc.†	27,799	4,509,276
Analog Devices, Inc.	8,529	1,946,830
Applied Materials, Inc.	14,291	3,372,533
Broadcom, Inc.	7,492	12,028,631
Enphase Energy, Inc.†	2,340	233,321
First Solar, Inc.†	1,841	415,072
Intel Corp.	73,217	2,267,530
KLA Corp.	2,316	1,909,565
Lam Research Corp.	2,249	2,394,848
Microchip Technology, Inc.	9,294	850,401
Micron Technology, Inc.	19,046	2,505,120
Monolithic Power Systems, Inc.	837	687,746
NVIDIA Corp.	423,070	52,266,068
NXP Semiconductors NV	4,398	1,183,458
ON Semiconductor Corp.†	7,400	507,270
Qorvo, Inc.†	1,661	192,742
QUALCOMM, Inc.	19,229	3,830,032
Skyworks Solutions, Inc.	2,760	294,161
Teradyne, Inc.	2,685	398,159
Texas Instruments, Inc.	15,660	3,046,340
		94,839,103
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 11

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Software: 6.55%
Adobe, Inc.†	7,705	$4,280,436
ANSYS, Inc.†	1,501	482,572
Autodesk, Inc.†	3,679	910,369
Cadence Design Systems, Inc.†	4,680	1,440,270
Crowdstrike Holdings, Inc. Class A†	3,967	1,520,115
Fair Isaac Corp.†	425	632,680
Fortinet, Inc.†	10,905	657,244
Gen Digital, Inc.	9,477	236,735
Intuit, Inc.	4,815	3,164,466
Microsoft Corp.	127,829	57,133,172
Oracle Corp.	27,418	3,871,422
Palo Alto Networks, Inc.†	5,557	1,883,879
PTC, Inc.†	2,059	374,059
Roper Technologies, Inc.	1,841	1,037,698
Salesforce, Inc.	16,705	4,294,855
ServiceNow, Inc.†	3,526	2,773,798
Synopsys, Inc.†	2,624	1,561,437
Tyler Technologies, Inc.†	730	367,029
		86,622,236
Technology hardware, storage & peripherals: 4.17%
Apple, Inc.	247,909	52,214,594
Hewlett Packard Enterprise Co.	22,359	473,340
HP, Inc.	14,844	519,837
NetApp, Inc.	3,550	457,240
Seagate Technology Holdings PLC	3,359	346,884
Super Micro Computer, Inc.†	866	709,557
Western Digital Corp.†	5,616	425,524
		55,146,976
Materials: 1.28%
Chemicals: 0.85%
Air Products & Chemicals, Inc.	3,823	986,525
Albemarle Corp.	2,021	193,046
Celanese Corp.	1,728	233,090
CF Industries Holdings, Inc.	3,144	233,033
Corteva, Inc.	11,987	646,579
Dow, Inc.	12,095	641,640
DuPont de Nemours, Inc.	7,191	578,804
Eastman Chemical Co.	2,023	198,193
Ecolab, Inc.	4,371	1,040,298
FMC Corp.	2,147	123,560
International Flavors & Fragrances, Inc.	4,392	418,162
Linde PLC	8,268	3,628,081
LyondellBasell Industries NV Class A	4,424	423,200
Mosaic Co.	5,528	159,759
PPG Industries, Inc.	4,048	509,603
Sherwin-Williams Co.	4,012	1,197,301
		11,210,874
See accompanying notes to portfolio of investments
12 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Construction materials: 0.08%
Martin Marietta Materials, Inc.	1,060	$574,308
Vulcan Materials Co.	2,275	565,747
		1,140,055
Containers & packaging: 0.12%
Amcor PLC	24,859	243,121
Avery Dennison Corp.	1,385	302,830
Ball Corp.	5,338	320,387
International Paper Co.	5,974	257,778
Packaging Corp. of America	1,533	279,865
Westrock Co.	4,440	223,154
		1,627,135
Metals & mining: 0.23%
Freeport-McMoRan, Inc.	24,706	1,200,711
Newmont Corp.	19,833	830,408
Nucor Corp.	4,124	651,922
Steel Dynamics, Inc.	2,540	328,930
		3,011,971
Real estate: 1.28%
Health care REITs: 0.15%
Alexandria Real Estate Equities, Inc.	2,707	316,638
Healthpeak Properties, Inc.	12,104	237,238
Ventas, Inc.	6,962	356,872
Welltower, Inc.	10,284	1,072,107
		1,982,855
Hotel & resort REITs: 0.02%
Host Hotels & Resorts, Inc.	12,126	218,026
Industrial REITs : 0.14%
Prologis, Inc.	15,924	1,788,424
Office REITs : 0.01%
Boston Properties, Inc.	2,485	152,977
Real estate management & development: 0.07%
CBRE Group, Inc. Class A†	5,187	462,214
CoStar Group, Inc.†	7,023	520,685
		982,899
Residential REITs : 0.17%
AvalonBay Communities, Inc.	2,442	505,225
Camden Property Trust	1,832	199,889
Equity Residential	5,931	411,256
Essex Property Trust, Inc.	1,104	300,509
Invitation Homes, Inc.	9,903	355,419
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 13

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Residential REITs (continued)
Mid-America Apartment Communities, Inc.	2,009	$286,503
UDR, Inc.	5,211	214,433
		2,273,234
Retail REITs : 0.16%
Federal Realty Investment Trust	1,284	129,645
Kimco Realty Corp.	11,478	223,362
Realty Income Corp.	14,977	791,085
Regency Centers Corp.	2,828	175,902
Simon Property Group, Inc.	5,606	850,991
		2,170,985
Specialized REITs : 0.56%
American Tower Corp.	8,032	1,561,260
Crown Castle, Inc.	7,473	730,112
Digital Realty Trust, Inc.	5,581	848,591
Equinix, Inc.	1,632	1,234,771
Extra Space Storage, Inc.	3,641	565,848
Iron Mountain, Inc.	5,042	451,864
Public Storage	2,720	782,408
SBA Communications Corp.	1,848	362,762
VICI Properties, Inc.	17,942	513,859
Weyerhaeuser Co.	12,538	355,954
		7,407,429
Utilities: 1.35%
Electric utilities: 0.89%
Alliant Energy Corp.	4,409	224,418
American Electric Power Co., Inc.	9,066	795,451
Constellation Energy Corp.	5,422	1,085,864
Duke Energy Corp.	13,274	1,330,453
Edison International	6,617	475,167
Entergy Corp.	3,673	393,011
Evergy, Inc.	3,955	209,496
Eversource Energy	6,058	343,549
Exelon Corp.	17,200	595,292
FirstEnergy Corp.	8,909	340,948
NextEra Energy, Inc.	35,336	2,502,142
NRG Energy, Inc.	3,586	279,206
PG&E Corp.	36,755	641,742
Pinnacle West Capital Corp.	1,953	149,170
PPL Corp.	12,689	350,851
Southern Co.	18,806	1,458,782
Xcel Energy, Inc.	9,557	510,439
		11,685,981
Gas utilities: 0.02%
Atmos Energy Corp.	2,595	302,706
See accompanying notes to portfolio of investments
14 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Shares	Value
Independent power and renewable electricity producers: 0.05%
AES Corp.	12,223	$214,758
Vistra Corp.	5,617	482,950
		697,708
Multi-utilities: 0.36%
Ameren Corp.	4,586	326,110
CenterPoint Energy, Inc.	11,003	340,873
CMS Energy Corp.	5,136	305,746
Consolidated Edison, Inc.	5,948	531,870
Dominion Energy, Inc.	14,417	706,433
DTE Energy Co.	3,559	395,085
NiSource, Inc.	7,710	222,125
Public Service Enterprise Group, Inc.	8,567	631,388
Sempra	10,884	827,837
WEC Energy Group, Inc.	5,432	426,195
		4,713,662
Water utilities: 0.03%
American Water Works Co., Inc.	3,351	432,815
Total common stocks (Cost $171,955,116)		788,430,238

	Interest rate	Maturity date	Principal
Non-agency mortgage-backed securities: 0.00%
Citigroup Mortgage Loan Trust, Inc. Series 2004-HYB4 Class AA (U.S. SOFR 1 Month+0.44%)±	5.79%	12-25-2034	$2,214	2,012
Total non-agency mortgage-backed securities (Cost $2,214)				2,012
U.S. Treasury securities: 35.35%
U.S. Treasury Bonds	1.13	5-15-2040	15,806,000	9,726,247
U.S. Treasury Bonds	1.13	8-15-2040	7,381,000	4,494,337
U.S. Treasury Bonds	1.38	11-15-2040	1,746,000	1,101,685
U.S. Treasury Bonds	1.38	8-15-2050	5,788,000	2,962,054
U.S. Treasury Bonds	1.63	11-15-2050	4,394,000	2,405,715
U.S. Treasury Bonds	1.75	8-15-2041	4,938,000	3,262,938
U.S. Treasury Bonds	1.88	2-15-2041	7,384,000	5,052,560
U.S. Treasury Bonds	1.88	2-15-2051	4,844,000	2,828,820
U.S. Treasury Bonds	1.88	11-15-2051	3,485,000	2,022,934
U.S. Treasury Bonds	2.00	2-15-2050	3,135,000	1,903,900
U.S. Treasury Bonds	2.00	8-15-2051	6,400,000	3,844,500
U.S. Treasury Bonds	2.25	5-15-2041	4,397,000	3,181,298
U.S. Treasury Bonds	2.25	8-15-2046	556,000	370,630
U.S. Treasury Bonds	2.25	8-15-2049	3,118,000	2,015,251
U.S. Treasury Bonds	2.25	2-15-2052	11,040,000	7,032,825
U.S. Treasury Bonds	2.38	5-15-2051	4,919,000	3,239,623
U.S. Treasury Bonds	2.50	2-15-2046	1,960,000	1,381,034
U.S. Treasury Bonds	2.50	5-15-2046	1,949,000	1,369,629
U.S. Treasury Bonds	2.75	8-15-2047	1,864,000	1,357,807
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 15

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	2.75%	11-15-2047	$1,853,000	$1,347,189
U.S. Treasury Bonds	2.88	8-15-2045	1,430,000	1,086,074
U.S. Treasury Bonds	2.88	11-15-2046	3,221,000	2,417,511
U.S. Treasury Bonds	2.88	5-15-2049	2,582,000	1,907,251
U.S. Treasury Bonds	3.00	5-15-2042	776,000	622,922
U.S. Treasury Bonds	3.00	5-15-2045	1,115,000	866,651
U.S. Treasury Bonds	3.00	11-15-2045	834,000	645,764
U.S. Treasury Bonds	3.00	2-15-2047	1,889,000	1,447,741
U.S. Treasury Bonds	3.00	5-15-2047	1,921,000	1,469,415
U.S. Treasury Bonds	3.00	2-15-2048	2,119,000	1,612,344
U.S. Treasury Bonds	3.00	8-15-2048	2,099,000	1,592,534
U.S. Treasury Bonds	3.00	2-15-2049	2,614,000	1,980,003
U.S. Treasury Bonds	3.13	11-15-2041	846,000	696,992
U.S. Treasury Bonds	3.13	2-15-2042	919,000	754,729
U.S. Treasury Bonds	3.13	5-15-2048	2,283,000	1,775,389
U.S. Treasury Bonds	3.38	5-15-2044	1,432,000	1,193,035
U.S. Treasury Bonds	3.38	11-15-2048	2,541,000	2,063,669
U.S. Treasury Bonds	3.50	2-15-2039	731,000	657,757
U.S. Treasury Bonds	3.63	2-15-2044	1,547,000	1,339,968
U.S. Treasury Bonds	3.63	2-15-2053	615,000	523,182
U.S. Treasury Bonds	3.75	8-15-2041	929,000	838,967
U.S. Treasury Bonds	3.75	11-15-2043	1,660,000	1,467,155
U.S. Treasury Bonds	3.88	8-15-2040	946,000	877,304
U.S. Treasury Bonds	4.25	5-15-2039	681,000	665,518
U.S. Treasury Bonds	4.25	11-15-2040	977,000	946,469
U.S. Treasury Bonds	4.25	2-15-2054	3,100,000	2,951,781
U.S. Treasury Bonds	4.38	2-15-2038	381,000	380,360
U.S. Treasury Bonds	4.38	11-15-2039	757,000	748,454
U.S. Treasury Bonds	4.38	5-15-2040	1,078,000	1,063,472
U.S. Treasury Bonds	4.38	5-15-2041	842,000	825,719
U.S. Treasury Bonds	4.50	5-15-2038	428,000	432,163
U.S. Treasury Bonds	4.50	8-15-2039	721,000	723,422
U.S. Treasury Bonds	4.63	2-15-2040	730,000	741,634
U.S. Treasury Bonds	4.75	2-15-2037	264,000	274,003
U.S. Treasury Bonds	4.75	2-15-2041	1,084,000	1,113,302
U.S. Treasury Bonds	5.00	5-15-2037	375,000	398,115
U.S. Treasury Bonds	5.25	11-15-2028	479,000	495,578
U.S. Treasury Bonds	5.25	2-15-2029	11,599,000	12,052,992
U.S. Treasury Bonds	5.38	2-15-2031	752,000	799,764
U.S. Treasury Bonds	5.50	8-15-2028	369,000	385,331
U.S. Treasury Bonds	6.00	2-15-2026	22,565,000	23,005,723
U.S. Treasury Bonds	6.13	11-15-2027	525,000	552,439
U.S. Treasury Bonds	6.13	8-15-2029	293,000	316,669
U.S. Treasury Bonds	6.25	5-15-2030	478,000	524,344
U.S. Treasury Bonds	6.38	8-15-2027	224,000	236,268
U.S. Treasury Bonds	6.50	11-15-2026	296,000	311,633
U.S. Treasury Bonds	6.63	2-15-2027	215,000	226,783
U.S. Treasury Bonds	6.75	8-15-2026	16,836,000	17,590,332
See accompanying notes to portfolio of investments
16 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Bonds	6.88%	8-15-2025	$20,634,000	$21,111,161
U.S. Treasury Notes	0.25	5-31-2025	4,264,000	4,077,325
U.S. Treasury Notes	0.25	8-31-2025	7,398,000	6,999,491
U.S. Treasury Notes	0.25	10-31-2025	3,586,000	3,370,140
U.S. Treasury Notes	0.38	11-30-2025	3,685,000	3,457,135
U.S. Treasury Notes	0.38	1-31-2026	2,923,000	2,724,213
U.S. Treasury Notes	0.38	7-31-2027	2,771,000	2,444,109
U.S. Treasury Notes	0.38	9-30-2027	3,141,000	2,753,774
U.S. Treasury Notes	0.50	2-28-2026	4,104,000	3,821,529
U.S. Treasury Notes	0.50	4-30-2027	2,015,000	1,800,828
U.S. Treasury Notes	0.50	5-31-2027	2,282,000	2,033,387
U.S. Treasury Notes	0.50	6-30-2027	2,520,000	2,239,158
U.S. Treasury Notes	0.50	8-31-2027	2,918,000	2,576,389
U.S. Treasury Notes	0.50	10-31-2027	3,418,000	3,000,230
U.S. Treasury Notes	0.63	3-31-2027	1,681,000	1,512,112
U.S. Treasury Notes	0.63	11-30-2027	7,236,000	6,361,462
U.S. Treasury Notes	0.63	12-31-2027	3,852,000	3,375,616
U.S. Treasury Notes	0.63	5-15-2030	3,025,000	2,445,169
U.S. Treasury Notes	0.63	8-15-2030	4,582,000	3,672,043
U.S. Treasury Notes	0.75	4-30-2026	19,930,000	18,536,457
U.S. Treasury Notes	0.75	5-31-2026	4,136,000	3,835,655
U.S. Treasury Notes	0.75	1-31-2028	4,214,000	3,700,090
U.S. Treasury Notes	0.88	11-15-2030	2,681,000	2,168,573
U.S. Treasury Notes	1.13	2-29-2028	4,178,000	3,711,729
U.S. Treasury Notes	1.13	2-15-2031	7,183,000	5,874,067
U.S. Treasury Notes	1.25	3-31-2028	4,152,000	3,697,713
U.S. Treasury Notes	1.25	4-30-2028	4,224,000	3,753,090
U.S. Treasury Notes	1.25	5-31-2028	4,167,000	3,694,306
U.S. Treasury Notes	1.25	9-30-2028	15,145,000	13,308,669
U.S. Treasury Notes	1.25	8-15-2031	7,687,000	6,238,481
U.S. Treasury Notes	1.38	8-31-2026	1,787,000	1,666,028
U.S. Treasury Notes	1.38	10-31-2028	24,085,000	21,238,078
U.S. Treasury Notes	1.38	11-15-2031	23,180,000	18,855,481
U.S. Treasury Notes	1.50	8-15-2026	3,430,000	3,209,730
U.S. Treasury Notes	1.50	1-31-2027	1,873,000	1,733,403
U.S. Treasury Notes	1.50	2-15-2030	4,305,000	3,694,901
U.S. Treasury Notes	1.63	2-15-2026	3,342,000	3,174,508
U.S. Treasury Notes	1.63	5-15-2026	3,385,000	3,195,916
U.S. Treasury Notes	1.63	10-31-2026	1,800,000	1,680,961
U.S. Treasury Notes	1.63	8-15-2029	2,854,000	2,500,929
U.S. Treasury Notes	1.63	5-15-2031	7,512,000	6,304,798
U.S. Treasury Notes	1.88	7-31-2026	1,828,000	1,726,175
U.S. Treasury Notes	2.00	8-15-2025	3,491,000	3,375,497
U.S. Treasury Notes	2.00	11-15-2026	3,370,000	3,171,223
U.S. Treasury Notes	2.13	5-15-2025	3,005,000	2,927,175
U.S. Treasury Notes	2.13	5-31-2026	1,793,000	1,707,412
U.S. Treasury Notes	2.25	11-15-2025	3,473,000	3,348,867
U.S. Treasury Notes	2.25	2-15-2027	3,350,000	3,158,291
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 17

Portfolio of investments—June 30, 2024 (unaudited)

	Interest rate	Maturity date	Principal	Value
U.S. Treasury securities(continued)
U.S. Treasury Notes	2.25%	8-15-2027	$3,338,000	$3,118,813
U.S. Treasury Notes	2.25	11-15-2027	3,248,000	3,021,401
U.S. Treasury Notes	2.38	4-30-2026	1,812,000	1,736,122
U.S. Treasury Notes	2.38	5-15-2027	3,375,000	3,178,564
U.S. Treasury Notes	2.38	3-31-2029	6,500,000	5,946,230
U.S. Treasury Notes	2.38	5-15-2029	3,295,000	3,009,004
U.S. Treasury Notes	2.50	2-28-2026	1,888,000	1,817,643
U.S. Treasury Notes	2.63	12-31-2025	1,914,000	1,851,645
U.S. Treasury Notes	2.63	2-15-2029	3,512,000	3,255,734
U.S. Treasury Notes	2.75	6-30-2025	1,959,000	1,914,183
U.S. Treasury Notes	2.75	8-31-2025	2,020,000	1,967,685
U.S. Treasury Notes	2.75	2-15-2028	4,229,000	3,987,319
U.S. Treasury Notes	2.75	8-15-2032	2,430,000	2,162,415
U.S. Treasury Notes	2.88	4-30-2025	1,884,000	1,848,620
U.S. Treasury Notes	2.88	5-31-2025	1,939,000	1,899,103
U.S. Treasury Notes	2.88	7-31-2025	1,949,000	1,904,082
U.S. Treasury Notes	2.88	11-30-2025	1,880,000	1,827,712
U.S. Treasury Notes	2.88	5-15-2028	4,397,000	4,153,963
U.S. Treasury Notes	2.88	8-15-2028	4,422,000	4,166,353
U.S. Treasury Notes	3.00	9-30-2025	1,994,000	1,945,396
U.S. Treasury Notes	3.00	10-31-2025	1,814,000	1,768,154
U.S. Treasury Notes	3.13	11-15-2028	3,621,000	3,438,394
U.S. Treasury Notes	3.38	5-15-2033	2,640,000	2,446,641
U.S. Treasury Notes	3.88	8-15-2033	12,035,000	11,578,046
U.S. Treasury Notes	4.00	10-31-2029	2,100,000	2,064,480
Total U.S. Treasury securities (Cost $520,778,215)				467,470,777

		Yield	Shares
Short-term investments: 2.96%
Investment companies: 2.96%
Allspring Government Money Market Fund Select Class♠∞		5.25	39,186,321	39,186,321
Total short-term investments (Cost $39,186,321)				39,186,321
Total investments in securities (Cost $731,934,296)	97.94%			1,295,102,681
Other assets and liabilities, net	2.06			27,271,755
Total net assets	100.00%			$1,322,374,436

†	Non-income-earning security
±	Variable rate investment. The rate shown is the rate in effect at period end.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
FNMA	Federal National Mortgage Association
REIT	Real estate investment trust
SOFR	Secured Overnight Financing Rate
See accompanying notes to portfolio of investments
18 | Allspring Index Asset Allocation Fund

Portfolio of investments—June 30, 2024 (unaudited)

Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$35,935,442	$199,334,189	$(196,083,310)	$0	$0	$39,186,321	39,186,321	$1,675,796
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
10-Year U.S. Treasury Notes	64	9-19-2024	$7,000,707	$7,039,000	$38,293	$0
U.S. Long Term Bond	86	9-19-2024	10,091,563	10,174,875	83,312	0
Ultra 10-Year U.S. Treasury Notes	803	9-19-2024	91,519,751	91,165,594	0	(354,157)
Ultra Long Term U.S. Treasury Bond	43	9-19-2024	5,341,901	5,389,781	47,880	0
E-Mini S&P 500 Index	414	9-20-2024	113,914,359	114,295,050	380,691	0
2-Year U.S. Treasury Notes	42	9-30-2024	8,558,606	8,577,188	18,582	0
5-Year U.S. Treasury Notes	139	9-30-2024	14,747,783	14,814,359	66,576	0
					$635,334	$(354,157)
See accompanying notes to portfolio of investments
Allspring Index Asset Allocation Fund | 19

Notes to portfolio of investments—June 30, 2024 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation under unusual or unexpected circumstances.
Equity securities, exchange-traded funds and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Debt securities are valued at the evaluated bid price provided by an independent pricing service (e.g. taking into account various factors, including yields, maturities, or credit ratings) or, if a reliable price is not available, the quoted bid price from an independent broker-dealer.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using any of the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in interest rates and security values and is subject to interest rate risk and equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments.  The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement.  The inputs are summarized into three broad levels as follows:
•Level 1 – quoted prices in active markets for identical securities
•Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
20 | Allspring Index Asset Allocation Fund

Notes to portfolio of investments—June 30, 2024 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of June 30, 2024:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Agency securities	$0	$13,333	$0	$13,333
Common stocks
Communication services	73,667,890	0	0	73,667,890
Consumer discretionary	78,490,048	0	0	78,490,048
Consumer staples	45,479,046	0	0	45,479,046
Energy	28,772,703	0	0	28,772,703
Financials	97,887,584	0	0	97,887,584
Health care	92,394,705	0	0	92,394,705
Industrials	64,107,118	0	0	64,107,118
Information technology	255,831,408	0	0	255,831,408
Materials	16,990,035	0	0	16,990,035
Real estate	16,976,829	0	0	16,976,829
Utilities	17,832,872	0	0	17,832,872
Non-agency mortgage-backed securities	0	2,012	0	2,012
U.S. Treasury securities	467,470,777	0	0	467,470,777
Short-term investments
Investment companies	39,186,321	0	0	39,186,321
	1,295,087,336	15,345	0	1,295,102,681
Futures contracts	635,334	0	0	635,334
Total assets	$1,295,722,670	$15,345	$0	$1,295,738,015
Liabilities
Futures contracts	$354,157	$0	$0	$354,157
Total liabilities	$354,157	$0	$0	$354,157
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of June 30, 2024, $8,599,660 was segregated as cash collateral for these open futures contracts.
At June 30, 2024, the Fund did not have any transfers into/out of Level 3.
Allspring Index Asset Allocation Fund | 21